Provisions for liabilities and charges (Details) - GBP (£) £ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2020
Provisions for liabilities and charges
Balance at beginning of the period	£ 2,342	£ 2,677	£ 2,677
ECL impairment charge	77	46
Currency translation and other movements	3	24
Charge to income statement	199	128
Release to income statement	(215)	(154)
Provisions utilised	(370)	(379)
Balance at end of the period	2,036	2,342	2,036
Payment protection insurance
Provisions for liabilities and charges
Balance at beginning of the period	859	1,156	1,156
Charge to income statement	1
Release to income statement	(150)	(100)	(250)
Provisions utilised	(204)	(197)
Balance at end of the period	506	859	506
Prior year provisions	134		134
Other customer redress
Provisions for liabilities and charges
Balance at beginning of the period	275	314	314
Currency translation and other movements	1	3
Charge to income statement	62	13
Release to income statement	(7)	(8)
Provisions utilised	(49)	(47)
Balance at end of the period	282	275	282
Litigation and other regulatory (incl. RMBS)
Provisions for liabilities and charges
Balance at beginning of the period	493	426	426
Currency translation and other movements	2	21
Charge to income statement	2	98
Release to income statement	(4)	(17)
Provisions utilised	(11)	(35)
Balance at end of the period	482	493	482
Property and other
Provisions for liabilities and charges
Balance at beginning of the period	715	781	781
ECL impairment charge	77	46
Charge to income statement	134	17
Release to income statement	(54)	(29)
Provisions utilised	(106)	(100)
Balance at end of the period	£ 766	£ 715	£ 766